COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 11, 2003 Royalty Agreements	Mar. 31, 2013 Royalty Agreements	Dec. 31, 2012 Royalty Agreements	Dec. 31, 2011 Royalty Agreements	Dec. 31, 2003 Royalty Agreements	Sep. 01, 2006 License Agreement	Mar. 31, 2013 License Agreement	Dec. 31, 2012 License Agreement	Dec. 31, 2011 License Agreement	Dec. 31, 2012 Patent Infringements
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 334,000	$ 249,000
Equity investment by an existing investor			4,000,000				4,000,000
Future royalty payment percentage on gross gross revenue			3.00%				3.00%
Royalty cost				$ 5,000	$ 3,000	$ 1,100			$ 5,000	$ 2,400	$ 1,000
Term of License Agreement								18 years
Royalty rate, lower limit								2.50%
Royalty rate, upper limit								5.00%
Litigation commencement date												June 30, 2018
Number of warrants to be issued												10,000,000